Consolidated Statements of Changes in Shareholders’ Equity (Parentheticals) - $ / shares	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Statement of Stockholders' Equity [Abstract]
Cash dividends of per common share	$ 0.4	$ 0.4